Financial assets - Gain losses on other comprehensive income (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Gains / (Losses) recognized in other comprehensive income
Related to financial assets	₺ 149,602	₺ (121,999)	₺ (192,475)
- Income tax relating to financial assets measured at fair value	(5,514)	35,988	38,164
Gains (losses) recognized in other comprehensive income	₺ 144,088	₺ (86,011)	₺ (154,311)